Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Changes in Liabilities Arising from Financing Activities
33.	Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities, liabilities related to cashflow to be classified as future financing activities, for the years ended December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	2019
	Beginning		Cash flows		Non-cash										Ending
					Changes in Accounting Policy 1		Newly acquired		Exchange difference		Fair Value changes		Others
Borrowing	￦	6,648,294	￦	574,175	￦	—	￦	—	￦	64,398	￦	—	￦	12,000	￦	7,298,867
Lease liabilities		163,858		(485,444)		771,410		774,906		—		—		(13,379)		1,211,351
Derivative liabilities		65,067		(9,734)		—		—		(4,234)		(20,058)		(10,945)		20,096
Derivative assets		(29,843)		33,635		—		—		(53,729)		(11,398)		2,759		(58,576)

Total	￦	6,847,376	￦	112,632	￦	771,410	￦	774,906	￦	6,435	￦	(31,456)	￦	(9,565)	￦	8,471,738

1	For information on the financial impacts due to change in accounting policy, see Note 41.

(In millions of Korean won)	2020
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair Value changes		Change in Consolidati- on Scope		Others
Borrowing	￦	7,298,867	￦	167,867	￦	17,523	￦	(157,985)	￦	—	￦	—	￦	(9,974)	￦	7,316,298
Lease liabilities		1,211,351		(447,784)		473,477		(3)		40		3,564		(97,005)		1,143,640
		—		(13,674)		13,674		—		—		—		—		—
Derivative liabilities		20,096		(943)		2,798		142,511		(23,669)		—		(10,220)		130,573
Derivative assets		(58,576)		34,933		—		2,870		(3,456)		—		16,623		(7,606)

Total	￦	8,471,738	￦	(259,601)	￦	507,472	￦	(12,607)	￦	(27,085)	￦	3,564	￦	(100,576)	￦	8,582,905